Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of October 2013

Collection Period Start	1-Oct-13	Distribution Date	15-Nov-13
Collection Period End	31-Oct-13	30/360 Days	30
Beg. of Interest Period	15-Oct-13	Actual/360 Days	31
End of Interest Period	15-Nov-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	231,596,088.08	196,918,092.56	0.1867909
Total Securities		1,054,216,867.47	231,596,088.08	196,918,092.56	0.1867909
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.381200%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.040000%	339,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.240000%	58,000,000.00	52,379,220.61	17,701,225.09	0.3051935
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	34,677,995.52	54,125.19	597.8964745	0.9331929
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,677,995.52	54,125.19

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,092,371.61
Monthly Interest				1,220,276.73
Total Monthly Payments				4,312,648.34

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				117,332.75
Aggregate Sales Proceeds Advance				14,769,331.46
Total Advances				14,886,664.21

Vehicle Disposition Proceeds:
Reallocation Payments				23,292,149.36
Repurchase Payments				2,108,010.32
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,989,688.09
Excess Wear and Tear and Excess Mileage				236,358.46
Remaining Payoffs				0.00
Net Insurance Proceeds				128,373.19
Residual Value Surplus				351,779.05
Total Collections				54,305,671.02

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,146,446.00			969
Involuntary Repossession	90,199.00			6
Voluntary Repossession	35,104.00			3
Full Termination	8,960,073.36			590
Bankruptcy	60,327.00			4
Insurance Payoff		127,748.19		7
Customer Payoff			458,853.16	26
Grounding Dealer Payoff			6,266,017.50	337
Dealer Purchase			1,504,735.69	82
Total	23,292,149.36	127,748.19	8,229,606.35	2,024

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of October 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	13,192	254,487,785.89	7.00000%	231,596,088.08
Total Depreciation Received		(3,340,599.39)		(2,982,978.18)
Principal Amount of Gross Losses	(24)	(439,721.20)		(402,981.88)
Repurchase / Reallocation	(126)	(2,355,428.89)		(2,108,010.32)
Early Terminations	(728)	(13,139,189.01)		(11,858,472.26)
Scheduled Terminations	(1,041)	(19,304,357.62)		(17,325,552.88)
Pool Balance - End of Period	11,273	215,908,489.78		196,918,092.56

Remaining Pool Balance
Lease Payment				18,577,249.56
Residual Value				178,340,843.00
Total				196,918,092.56

III. DISTRIBUTIONS

Total Collections					54,305,671.02
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					54,305,671.02

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					201,551.02
3. Reimbursement of Sales Proceeds Advance					17,006,799.61
4. Servicing Fee:
Servicing Fee Due					192,996.74
Servicing Fee Paid					192,996.74
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,401,347.37

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of October 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	54,125.19

Class A-4 Notes Monthly Interest Paid	54,125.19
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	54,125.19
Total Note and Certificate Monthly Interest Paid	54,125.19
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,850,198.46

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,677,995.52

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,677,995.52
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,172,202.94

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of October 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,172,202.94
Gross Reserve Account Balance		17,985,455.95
Remaining Available Collections Released to Seller		2,172,202.94
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.35
Monthly Prepayment Speed		103%
Lifetime Prepayment Speed		86%

	$	units
Recoveries of Defaulted and Casualty Receivables	401,434.83
Securitization Value of Defaulted Receivables and Casualty Receivables	402,981.88	24
Aggregate Defaulted and Casualty Gain (Loss)	(1,547.05)
Pool Balance at Beginning of Collection Period	231,596,088.08
Net Loss Ratio	-0.0007%

Cumulative Net Losses for all Periods	-0.0011%	(12,071.87)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,004,050.79	123
61-90 Days Delinquent	448,759.10	27
91-120+ Days Delinquent	150,603.82	7
Total Delinquent Receivables:	2,603,413.71	157
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	23,106,519.36	1,559
Securitization Value	25,450,899.95
Aggregate Residual Gain (Loss)	(2,344,380.59)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	302,597,193.80	18,871
Cumulative Securitization Value	314,485,844.77
Cumulative Residual Gain (Loss)	(11,888,650.97)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		24,523,679.92
Reimbursement of Outstanding Advance		17,006,799.61
Additional Advances for current period		14,769,331.46
Ending Balance of Residual Advance		22,286,211.77

Beginning Balance of Payment Advance		405,583.04
Reimbursement of Outstanding Payment Advance		201,551.02
Additional Payment Advances for current period		117,332.75
Ending Balance of Payment Advance		321,364.77

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of October 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No